THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III B Share
American Legacy® III C Share, American Legacy® III View
American Legacy® Design, American Legacy® Signature
American Legacy® Series, American Legacy® Advisory
American Legacy Shareholder’s Advantage® A Share

Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access
ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Series, ChoicePlusSM Signature, ChoicePlusSM Design
ChoicePlusSM Rollover, ChoicePlusSM Advisory
InvestmentSolutionsSM, InvestmentSolutionsSM RIA

Supplement dated January 7, 2020

This supplement discusses the availability of the Lincoln Wealth PassSM Living Benefit Rider offered under your variable annuity contract. It is for informational purposes and requires no action on your part. All other provisions in your prospectus remain unchanged.
Effective January 1, 2020, the Lincoln Wealth PassSM Living Benefit Rider may not be added to an IRA contract if the original Contractowner died after December 31, 2019.

Please retain this supplement for future reference.